Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Preparation

(a)Basis of preparation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

The Reorganization was a recapitalization with no substantial changes in the shareholding of the Company. Accordingly, the accompanying consolidated financial statements have been prepared as if the current corporate structure had been in existence throughout the periods.

Significant accounting policies followed by the Company in the preparation of the accompanying consolidated financial statements are summarized below.

Basis of Consolidation

(b)Basis of consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries, its VIEs have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders. Non-controlling interest represents the portion of the net assets of subsidiaries attributable to interests that are not owned or controlled by the Group. The non-controlling interest is presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Group. Non-controlling interest’s operating results are presented on the face of the consolidated statements of operations and comprehensive income (loss) as an allocation of the total income (loss) for the year between non-controlling shareholders and the shareholders of the Group.

A VIE is an entity in which the Company, through contractual agreements, has the power to direct activities of, bears the risks of, and enjoys the rewards normally associated with ownership of the entity. In determining whether the Company or its subsidiaries are the primary beneficiary, the Company considered whether it has the power to direct activities that are significant to the VIE’s economic performance, and also the Group’s obligation to absorb losses of the VIEs that could potentially be significant to the VIEs or the right to receive benefits from the VIEs that could potentially be significant to the VIEs. ECMOHO Shanghai and ultimately the Company hold all the variable interests of the VIEs, and has been determined to be the primary beneficiary of the VIEs.

Use of Estimates

(c)Use of estimates

The preparation of the Group’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

The Company believes that revenue recognition, sales return, sales incentive, inventory write-down, rebates, realization of deferred tax assets, assessment for useful life and impairment of long-lived assets, allowance for doubtful accounts, incremental borrowing rates used in lease liabilities calculations, impairment of long-term investment and valuation of ordinary shares and preferred shares  requires significant judgments and estimates used in the preparation of its consolidated financial statements.

Management bases the estimates on historical experience and on various other assumptions as discussed elsewhere to the consolidated financial statements that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. On an ongoing basis, management evaluates its estimates based on information that is currently available. Changes in circumstances, facts and experience may cause the Company to revise its estimates. Changes in estimates are recorded in the period in which they become known. Actual results could materially differ from these estimates.

Functional Currency and Foreign Currency Translation

(d)Functional Currency and Foreign Currency Translation

The Group uses United States dollars ("US$" or "USD") as its reporting currency. The functional currency of the Company and its subsidiaries incorporated outside of PRC is US$, while the functional currency of the PRC entities in the Group is RMB as determined based on the criteria of ASC 830, Foreign Currency Matters.

Transactions denominated in other than the functional currencies are translated into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Financial assets and liabilities denominated in other than the functional currency are translated at the balance sheet date exchange rate. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income/(loss) as foreign exchange related gains.

The financial statements of the Group’s entities using functional currency other than US$ are translated from the functional currency to the reporting currency, US$. Assets and liabilities of the Group’s subsidiaries incorporated in PRC are translated into US$ at balance sheet date exchange rates, Income and expense items are translated at average exchange rates prevailing during the fiscal year, representing the index rates stipulated by the People’s Bank of China. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as accumulated other comprehensive income/(loss) on the consolidated financial statement.

The exchange rates used for translation on December 31, 2019 and 2020 were US$1.00=RMB 6.9762 and US$1.00=RMB 6.5249, respectively, representing the index rates stipulated by the People’s Bank of China.   The exchange rates used for translation for the years ended December 31, 2018, 2019 and 2020 were US$1.00=RMB 6.6174, US$1.00=RMB 6.8985 and US$1.00=RMB 6.8976, respectively, representing the index rates stipulated by the People’s Bank of China.

Fair Value of Financial Instruments

(e)Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels of inputs that may be used to measure fair value include:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3: Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, accounts receivable, deposits, loan deposits, accounts payable, operating lease liabilities, accrued liabilities and other current liabilities, short-term borrowings, amounts due to related parties and other liabilities.

As of December 31, 2019 and 2020, the carrying values of cash and cash equivalents, restricted cash, accounts receivable, deposits, loan receivables, loan deposits, accounts payable, operating lease liabilities, accrued liabilities and other current liabilities, short-term borrowings, amounts due to related parties and other liabilities approximated their fair values reported in the consolidated balance sheets due to the short term maturities of these instruments.

Cash, Cash Equivalents and Restricted Cash

(f)Cash, cash equivalents and restricted cash

Cash and cash equivalents include cash in bank and time deposits placed with banks, other financial institutions and third party payment processors, which have original maturities of three months or less at the time of purchase and are readily convertible to known amounts of cash.

Restricted cash mainly represents secured deposits held in designated bank accounts for drawdown of bank loans.

Cash, cash equivalents and restricted cash as reported in the consolidated statements of cash flows are presented separately on the consolidated balance sheet as follows:

	As of December 31,
	2018	2019	2020
	US$	US$	US$
Cash and cash equivalents	10,336,467	49,098,841	45,284,308
Restricted cash	2,628,392	2,000,054	-
Total	12,964,859	51,098,895	45,284,308

Accounts Receivable, Net

(g)Accounts receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Group determines the allowance for doubtful accounts on general basis taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the customers as well as the age of the individual receivables balance. Additionally, the Group makes specific bad debt provisions based on any specific knowledge the Group has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Group to use substantial judgment in assessing its collectability.

Inventories

(h)Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving, expired and obsolete inventories as well as for inventories with carrying values in excess of net realizable value . Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, inventory aging, expiration date, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated net realizable value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold.

Loan Receivables
(i)	Loan receivables

Loan receivables are presented net of allowance for doubtful accounts. The Group reviews its loan receivables on a regular basis to determine if the allowance is adequate and adjusts when necessary. The Group continues to evaluate the reasonableness of the allowance policy and update it if necessary. For the years ended December 31, 2018, 2019 and 2020, there were no allowances recognized.

Property and Equipment, Net
(j)	Property and equipment, net

Property and equipment are carried at cost less accumulated depreciation and amortization. Depreciation is calculated on a straight-line basis over the following estimated useful lives, taking into account any estimated residual value. Residual rate is determined based on the economic value of the property and equipment at the end of the estimated useful lives as a percentage of the original cost.

The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Warehouse equipment	3 years	5%
Furniture, computer and office equipment	2 - 5 years	0%-5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Expenditures for maintenance and repairs are expensed as incurred. The gain or loss on the disposal of property and equipment is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in the consolidated statements of operations and comprehensive income/(loss).

Intangible Assets, Net

(k)Intangible assets, net

Software purchased from third parties are initially recorded at cost and amortized on a straight-line basis over the shorter of the useful economic lives or stipulated period in the contract, which is usually 5 years.

Other separately identifiable intangible assets that have finite lives and continue to be amortized consist primarily of trademark and business license purchased from third parties in the years of 2018, 2019 and 2020. The Company amortizes these intangible assets on a straight-line basis over their estimated useful lives, which are 5 to 10 years.

The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed.

Impairment of Long-lived Assets

(l)	Impairment of long-lived assets

For long-lived assets including property and equipment, intangible assets and other non-current assets, the Group evaluates for impairment whenever events or changes (triggering events) indicate that the carrying amount of an asset may no longer be recoverable. The Group assesses the recoverability of the long-lived assets by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to receive from use of the assets and their eventual disposition. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. For the years ended December 31, 2018, 2019 and 2020, no impairment of long-lived assets was recognized.

Long Term Investment

(m)Long-term investment

The Group has elected to record its long-term investment on equity security without a readily determinable fair value at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issue due to its non-marketable equity securities not qualifying for the practical expedient to estimate its fair value in accordance with ASC 820-10-35-59.  No event has occurred and indicated that other-than-temporary impairment existed and therefore the Group did not record any impairment charge for its investment for the year ended December 31, 2020.

Advances from Customers

(n)Advances from customers

Certain third party customers pay in advance to purchase product goods. Cash proceeds received from customers are initially recorded as advances from customers and are recognized as revenues when revenue recognition criteria are met.

Deconsolidation

(o)Deconsolidation

The Group accounts for the deconsolidation of a subsidiary by recognizing a gain or loss in net income/loss attributable to the parent, measured as the difference between:

a.	The aggregate of all of the following:

1.	The fair value of any consideration received;
2.	The fair value of any retained noncontrolling investment in the former subsidiary at the date the subsidiary is deconsolidated;
3.

The carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income attributable to the noncontrolling interest) at the date the subsidiary is deconsolidated.

a.	The carrying amount of the former subsidiary’s assets and liabilities.

If the deconsolidation transactions were transacted with related parties under common control, the Group should not recognize gain on sales of the subsidiaries/VIEs and losses should be recognized by the Group only when an impairment in value is indicated.  The Group would recognize the net consideration as a contribution to capital as opposed to a gain.

Revenue Recognition

(p)Revenue recognition

In May 2014, the FASB issued ASU No. 2014-09, "Revenue from Contracts with Customers (Topic 606)" ("ASU 2014-09") and subsequently, the FASB issued several amendments which amends certain aspects of the guidance in ASC 2014-09 (ASU No. 2014-09 and the related amendments are collectively referred to as "ASC 606"). According to ASC 606, revenue is recognized when control of the promised good or service is transferred to the customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services.

The Group adopted ASC 606 for all periods presented. Consistent with the criteria of Topic 606, the Group follows five steps for its revenue recognition: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenues are primarily derived from (i) product sales and (ii) services including online store operating services, promotion and marketing services to its brand partners and other brand customers. Refer to Note 21 to the consolidated financial statements for disaggregation of the Group's revenue for the years ended December 31, 2018, 2019 and 2020.

When either party to a contract has performed, the Group presents the contract in the statement of financial position as a contract asset or a contract liability, depending on the relationship between the entity’s performance and the customer’s payment.

A receivable is recorded when the Group has an unconditional right to consideration. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. A contract asset is recorded when the Group has transferred products or services to the customer before payment is received or is due, and the Group’s right to consideration is conditional on future performance or other factors in the contract. No contract asset was recorded as at December 31, 2019 and 2020.

If the Group recognizes a receivable before it transfers products to the customer, the Group will defer revenue, which is also defined as a contract liability under the new revenue guidance. A contract liability is recorded when the Group’s obligation to transfer goods or services to a customer has not yet occurred but for which the Group has received consideration from the customer. The Group presents such amounts as advances from customers on the consolidated balance sheet.

Product Sales

The Group selects, purchases and obtains direct control of the goods from its brand partners and/or their authorized distributors and sells goods directly to end consumers through online stores it operates or to secondary distributors in accordance with distribution agreements.

Revenue is recognized when consumers or secondary distributors physically accept the products after delivery, which is when the control of products is transferred, and is recorded net of return allowances, value added tax and sales incentives, if any.

A majority of the Group’s consumers make online payments through third-party payment platforms when they place orders on the Group’s online stores. The funds will not be released to the Group by these third-party payment platforms until the consumers accept the products on the online platform.

Shipping and handling charges paid by customers are included in net revenues. The Group typically does not charge shipping fees on orders exceeding a certain sale amount. Shipping and handling costs incurred by the Group are considered to be fulfillment activities which are presented as part of the Group’s operating expenses.

Product Sales Consignment Arrangement

The Group also enters into arrangement with online platforms, where the Group retains control over the goods until a sale is made to the end consumer. The Group considers the arrangement meet the indicators of consignment arrangement under ASC 606-10-55-80, because (i) The Group does not relinquish control of the products, even though the online platform has physical possession of the goods. The products are considered to be the Group’s own inventory until they are sold to the end consumers; (ii) The Group retains the right to require the return of the goods held with the online platform; (iii) The online platforms have no obligation to pay for the products that are in its physical possession.

Revenue under consignment arrangements is recognized when a sale is made to the end customer and control is transferred to the end customer upon their acceptance in accordance with the sales report provided by the online platforms. Such revenues reflect the consideration paid by end consumers and do not take into account the sales commissions the Group pays to the relevant online platform, which are recorded as sales and marketing expenses.

Services

The Group offers its brand partners and other brand customers marketing solutions tailored to their needs and charge fixed project-based fees, including designing and operating online stores, running online promotional events, organizing online and offline marketing campaigns featuring social media influencers and circulating marketing messages to end consumers.

For services provided to customers of the Group, depending on the terms of the contract and the laws that apply to the contract, control of the services may be transferred over time or at a point in time. Control of the services is transferred over time if the Group’s performance:

•	provides all of the benefits received and consumed simultaneously by the customer;
•	creates and enhances an asset that the customer controls as the Group performs; or
•	does not create an asset with an alternative use to the Group and the Group has an enforceable right to payment for performance completed to date.

If control of the services transfers over time, revenue is recognized over the period of the contract by reference to the progress towards complete satisfaction of that performance obligation. Otherwise, revenue is recognized at a point in time when the customer obtains control of services.

With respect to the Group’s marketing services, length of the periods over which services are provided are generally within months or less, the Group recognizes such revenues when service is rendered and service report is delivered to the customer (point in time), which marks the time when control of the service output has passed to the customer.

Consideration from brand partners of the Group is considered to be in exchange for distinct service that the Group transfers to the brand partners, as i) services provided to brand partners can be sufficiently separable from the Company’s procurement of products from those brand partners  ii) consideration from the brand partner represents the standalone selling price of such service, and iii) the fees do not represent reimbursement of costs incurred by the Company to sell the brand partner’s products. The Group accounts for the service in the same way that it accounts for sales to other customers and revenues generated from these service arrangements are recognized on a gross basis and presented as services revenue on the consolidated statements of operations and comprehensive income/(loss).

Practical expedients and exemption

Upon the election of the practical expedient under ASC 340-40-25-4, the incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the years ended December 31, 2018, 2019 and 2020, no incremental cost was capitalized as assets.

The Group also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less. For the years ended December 31, 2018, 2019 and 2020, all contracts of the Group were with an original expected duration within one year.

Based on the considerations that there is no difference between the amount of promised consideration and the cash selling price of product sales and promised services, in addition the actual length of time between when the Group transfers products or promised services to the consumers and when the consumers pays for those products or services has been within one year, the Group has assessed and concluded that there is no significant financing component in place within its products sales or service arrangements as a practical expedient in accordance with ASC 606-10-32-18.

Sales Returns

(q)Sales returns

The Group offers consumers from its online shops an unconditional right of return for a period of seven days upon receipt of products and offers its secondary distributors various rights of return after the acceptance of products. Return allowances, which reduce revenue and cost of sales, are estimated by categories of return policies offered to online customers and secondary distributors, based on historical data the Group has maintained, and subject to adjustments to the extent that actual returns differ or are expected to differ. The Group records liabilities for return allowances in refund obligation of sales returns of “Accrued liabilities and other current liabilities” in the consolidated balance sheets (Note 17) and were US$ 2,422,155 and US$ 634,119 as of December 31, 2019 and 2020, respectively. The Group recorded assets as “Sales return assets” included in “Prepayments and other current assets” in the consolidated balance sheets (Note 9) of US$ 1,802,499 and US$ 463,361 as of December 31, 2019 and 2020 for its right to recover products from customers associated with settling the refund liability.

Sales Incentives

(r)	Sales incentives

The Group provides sales rebates to certain third-party online platforms/secondary distributors based on their purchase volume, which are accounted for as variable consideration. The Group estimates these amounts based on the expected amount to be provided to the third-party online platforms/secondary distributors considering the contracted rebate rates and estimated sales volume based on significant management judgments based on historical experience such as likelihood of reaching the purchase thresholds and sales forecasts, and account for it as a reduction of the transaction price. For the years ended December 31, 2018, 2019 and 2020, sales rebates provided by the Group amounted to US$ 2,509,679, US$ 4,839,595 and US$ 4,591,581, respectively.

Value Added Taxes

(s)Value added taxes

Value added taxes ("VAT") on sales is calculated at 9% ~13% on revenue from products and 6% on revenue provided from services. The Group reports revenue net of VAT. Subsidiaries and VIEs of the Group that are VAT general tax payers are allowed to offset qualified VAT paid against their output VAT liabilities. Related surcharges, such as urban maintenance and construction tax as well as surtax for education expenses are recorded in cost of revenues.

Cost of Revenue

(t)Cost of revenue

Cost of revenue consist of cost of product sales of US$ 128,845,948, US$ 242,972,621 and US$ 242,728,053 for the years ended December 31, 2018, 2019 and 2020, respectively, and cost of services of US$ 11,307,514, US$ 14,458,453 and US$  3,571,573 for the years ended December 31, 2018, 2019 and 2020, respectively.  Cost of product sales comprise the purchase price of products, purchase rebates, shipping charges to receive products from the suppliers when they are embedded in the purchase price and inventory write-downs. Cost of products does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses.  Cost of service consists of the advertising and promotion costs, employee wages and benefits in connection with the Group’s provision of promotion and marketing services including fees the Group paid to third party vendors for advertising and promotion on various online and offline channels.

Rebates

(u)Rebates

The Group periodically receives consideration from certain vendors, representing rebates for products sold over a period of time. The Group accounts for the rebates received from its vendors as a reduction to the price it pays for the products purchased. Rebates are earned based on reaching minimum purchased thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experience, current forecasts and purchase volume, a portion of the rebate is recognized as the Group makes progress towards the purchase threshold.

Fulfillment Expenses

(v)Fulfillment expenses

Fulfillment costs primarily represent warehousing, shipping and handling expenses for dispatching and delivering products to consumers, employee wages and benefits for the relevant personnel, and customs clearance expenses.

Sales and Marketing Expenses

(w)Sales and marketing expenses

Sales and marketing expenses primarily consist of advertising costs for the products the Group offers, employee wages and benefits for sales and marketing staff, storefront fees paid to e-commerce platforms, and travel and entertainment expenses. Advertising costs consist primarily of costs for product marketing. The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended December 31, 2018, 2019 and 2020, advertising and marketing costs totaled US$ 573,272, US$ 560,894 and US$ 663,871 respectively.

General and Administrative Expenses

(x)General and administrative expenses

General and administrative expenses consist of employee wages and benefits for corporate employees, rental expenses, audit and legal fees, amortization of both intangible assets and leasehold improvement, and other corporate overhead costs.

Research and Development Expenses

(y)Research and development expenses

Research and development expenses primarily consist of employee wages and benefits for research and development personnel, general expenses and depreciation expenses associated with research and development activities.

Lease

(z)Lease

-Prior to the adoption of ASC 842 on January 1, 2019:

Leases, including leases of offices and warehouses, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.

-Upon and hereafter the adoption of ASC 842 on January 1, 2019:

The Group determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Group’s consolidated balance sheets.

ROU assets represent the Group’s right to use an underlying asset for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate, which it calculates based on the credit quality of the Group and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

The Group has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have  lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Group elected not to apply ASC 842 recognition requirements; and (iii) the Group elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Employee Social Security and Welfare Benefits

(aa)Employee social security and welfare benefits

Employees of the Group in the PRC are entitled to staff welfare benefits including pension, work-related injury benefits, maternity insurance, medical insurance, unemployment benefit and housing fund plans through a PRC government-mandated multi-employer defined contribution plan. The Group is required to contribute to the plan based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government.

The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed and no legal obligation beyond the contributions made.

Income Taxes

(ab)Income taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

Deferred income taxes are accounted for using an asset and liability method. Under this method, deferred income taxes are recognized for the tax consequences of temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purpose. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations and comprehensive income/(loss) in the period of change. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all of the deferred tax assets will not be realized.

Uncertain tax positions

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statements recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its consolidated balance sheets and under other expenses in its statements of operations and comprehensive income/(loss). The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2018, 2019 and 2020. As of December 31, 2019 and 2020, the Group did not have any significant unrecognized uncertain tax positions.

The Company adopted ASC 740-270-30-36 approach for interim period tax computation and reporting. Interim period tax (or benefit) related to consolidated ordinary income (or loss) for the year to date is computed using one overall estimated annual effective tax rate, except for jurisdiction if a subsidiary anticipates an ordinary loss for the fiscal year or has an ordinary loss for the year to date.

Government Grants

(ac) Government Grants

Government grants are recognized as other income when received. For the years ended December 31, 2018, 2019 and 2020, the Group recognized government grants of US$ 211,411, US$ 463,253 and US$ 1,825,865 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions attached. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Share-Based Compensation

(ad)Share-based compensation

Share-based compensation costs are measured at the grant date. The share-based compensation expenses have been categorized as either fulfillment expenses, sales and marketing expenses, general and administrative expenses or research and development expenses depending on the job functions of the grantees.

For the restricted share units granted with service conditions, compensation expense is recognized using the straight-line method over the requisite service period. Forfeitures are estimated at the time of grant, with such estimate updated periodically and with actual forfeitures recognized currently to the extent they differ from the estimate.

For the restricted share units granted with performance conditions whose vesting is contingent upon meeting company-wide performance goals, compensation expenses are recognized using graded vesting method over the requisite service period in accordance with ASC 718 and will be adjusted for subsequent changes in the expected outcome of the performance-vesting condition. For restricted share units granted with service conditions and the occurrence of an initial public offering (“IPO”) as performance condition, cumulative share-based compensation expenses for the options that have satisfied the service condition will be recorded upon the completion of the IPO, using the graded vesting method.

For the restricted share units granted with market condition whose vesting is contingent on the Company’s market value exceeding a specific amount, Monte Carlo simulation has been applied to determine the fair value and requisite service period, compensation expense is recognized using the straight-line method over the estimated requisite service period unless the market condition is satisfied before the end of the initially estimated requisite service period.

Starting from November 2019 upon completion of the Company’s IPO, the Group is a publicly traded company with observable price in the stock U.S exchange market to determine the fair value and requisite service period.

Statutory Reserves

(ae)Statutory reserves

The Group’s subsidiaries, consolidated VIEs incorporated in the PRC are required on an annual basis to make appropriations of retained earnings set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (“PRC GAAP”).

Appropriation to the statutory general reserve should be at least 10% of the after tax net income determined in accordance with the legal requirements in the PRC until the reserve is equal to 50% of the entities’ registered capital. The Group is not required to make appropriation to other reserve funds and the Group does not have any intentions to make appropriations to any other reserve funds.

The general reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital. Appropriations to the general reserve funds are classified in the consolidated balance sheets as statutory reserves.

There are no legal requirements in the PRC to fund these reserves by transfer of cash to restricted accounts, and the Group has not done so.

Relevant laws and regulations permit payments of dividends by the PRC subsidiaries and affiliated companies only out of their retained earnings, if any, as determined in accordance with respective accounting standards and regulations. Accordingly, the above balances are not allowed to be transferred to the Company in terms of cash dividends, loans or advances.

As the Group’s subsidiaries in PRC had accumulated deficits in their functional currency, RMB, for the years ended December 31, 2018, 2019 and 2020, no statutory reserve was recorded as of December 31, 2019 and 2020.

Related Parties

(af)Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

Dividends

(ag)Dividends

Dividends are recognized when declared. No dividends were declared for the years ended December 31, 2019 and 2020, respectively. The Group does not have any present plan to pay any dividends on ordinary shares in the foreseeable future. The Group currently intends to retain the available funds and any future earnings to operate and expand its business.

Earnings/Loss Per Share

(ah)Earnings/Loss per share

Basic earnings/loss per share is computed by dividing net profit/loss attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two class method. Using the two class method, net profit/loss is allocated between Class A ordinary shares, Class B ordinary shares and other participating securities (i.e. preferred shares) based on their participating rights.

Diluted earnings/loss per share is calculated by dividing net profit/loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalents shares outstanding during the year/period. Dilutive equivalent shares are excluded from the computation of diluted earnings/loss per share if their effects would be anti-dilutive. Ordinary share equivalents consist of the ordinary shares issuable in connection with the Group’s convertible redeemable preferred shares using the if-converted method, and ordinary shares issuable upon the conversion of the stock options, using the treasury stock method. Except for voting rights, the Class A and Class B ordinary shares have all the same rights and therefore the earning/loss per share for both classes of shares are identical. The earning/loss per share amounts are the same for Class A and Class B ordinary shares because the holders of each class are entitled to equal per share dividends or distributions in liquidation.

Comprehensive Income/(Loss)

(ai)Comprehensive income/(loss)

Comprehensive income/(loss) is defined as the change in shareholders’ (deficit)/equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders, distributions to shareholders, accretions on convertible redeemable preferred shares and extinguishment of convertible redeemable preferred shares.

Comprehensive income is reported in the consolidated statements of operations and comprehensive income/(loss). Accumulated other comprehensive income of the Group include the foreign currency translation adjustments.

Segment Reporting

(aj)Segment reporting

Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers in deciding how to allocate resources and assess performance. The Group’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results including revenue, gross profit and operating profit at a consolidated level only. The Group does not distinguish between markets for the purpose of making decisions about resources allocation and performance assessment. Hence, the Group has only one operating segment and one reportable segment.

Recently Issued Accounting Pronouncements

(ak)Recently issued accounting pronouncements

The Group considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended ("the JOBS Act"), the Group meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

i.	New and amended standards adopted by the Group:

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors). The new standard requires lessees to classify leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification determines whether lease expense is recognized over the lease term based on an effective interest method for financing leases or on a straight-line basis for operating leases. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election by class of underlying asset not to recognize lease assets and lease liabilities. If a lessee makes this election, it should recognize lease expenses for such lease generally on a straight-line basis over the lease term. For public entities, the guidance was effective for annual reporting periods beginning after December 15, 2018 and for interim periods within those fiscal years.

ASU 2016-02 initially required adoption using a modified retrospective approach, under which all years presented in the financial statements would be prepared under the revised guidance. In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842), which added an optional transition method under which financial statements may be prepared under the revised guidance for the year of adoption, but not for prior years. Under the latter method, entities will recognize a cumulative catch-up adjustment to the opening balance of retained earnings in the period of adoption.

The Group adopted ASC 842 using the modified retrospective approach with an effective date of January 1, 2019 for leases that existed on that date. Prior period results continue to be presented under ASC 840 based on the accounting standards originally in effect for such periods. This standard provides a number of optional practical expedients in transition. The Company applied certain practical expedients to leases that commenced prior to the effective date as follows: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have  lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

In connection with the adoption of ASC 842, on January 1, 2019, the Group recorded an impact of US$ 1,735,966 on its assets and US$ 1,735,966 on its liabilities for the recognition of operating lease right-of-use-assets and operating lease liabilities, respectively, which are primarily related to the lease of the Group’s offices and warehouses. The adoption of ASC 842 did not have a material impact on the Company’s results of operations or cash flows.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. This standard eliminates, adds and modifies certain disclosure requirements for fair value measurements in ASC 820, Fair Value Measurement, as part of its disclosure framework project. ASU 2018-13 is effective for the Company beginning January 1, 2020. The amendments in ASU 2018-13 that relate to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments in ASU 2018-13 should be applied retrospectively to all periods presented upon their effective date. The adoption of ASU 2018-13 did not have a material impact on the Group’s disclosures.

ii. New and amended standards not yet adopted by the Group:

In May 2019, the FASB issued ASU 2019-05, which is an update to ASU Update No. 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which introduced the expected credit losses methodology for the measurement of credit losses on financial assets measured at amortized cost basis, replacing the previous incurred loss methodology. The amendments in Update 2016-13 added Topic 326, Financial Instruments—Credit Losses, and made several consequential amendments to the Codification. Update 2016-13 also modified the accounting for available-for-sale debt securities, which must be individually assessed for credit losses when fair value is less than the amortized cost basis, in accordance with Subtopic 326-30, Financial Instruments— Credit Losses—Available-for-Sale Debt Securities. The amendments in this Update address those stakeholders’ concerns by providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. For those entities, the targeted transition relief will increase comparability of financial statement information by providing an option to align measurement methodologies for similar financial assets. Furthermore, the targeted transition relief also may reduce the costs for some entities to comply with the amendments in Update 2016-13 while still providing financial statement users with decision-useful information. ASU 2019-05 is effective for the Group for annual and interim reporting periods beginning January 1, 2023 assuming the Group will remain an emerging growth company at that date. The Group is currently evaluating the impact of this new standard on its consolidated financial statements and related disclosures.

In December 2019, the FASB issued ASU 2019-12—Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. The amendments in ASU 2019-12 simplify the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for the Company beginning on January 1, 2021. Early adoption of the amendments is permitted. The adoption of ASU 2019-12 is not expected to have a material impact on the Group’s disclosures.

In October 2020, the FASB issued ASU 2020-08, “Codification Improvements to Subtopic 310-20, Receivables—Nonrefundable Fees and Other Costs”. The amendments in this Update represent changes to clarify the Codification. The amendments make the Codification easier to understand and easier to apply by eliminating inconsistencies and providing clarifications. ASU 2020-08 is effective for the Company for annual and interim reporting periods beginning after December 15, 2020. Early application is not permitted. All entities should apply the amendments in this Update on a prospective basis as of the beginning of the period of adoption for existing or newly purchased callable debt securities. These amendments do not change the effective dates for Update 2017-08. The adoption of 2020-08 is not expected to have a material impact on the Group’s disclosures.

In October 2020, the FASB issued ASU 2020-10, “Codification Improvements”. The amendments in this Update represent changes to clarify the Codification or correct unintended application of guidance that are not expected to have a significant effect on current accounting practice or create a significant administrative cost to most entities. The amendments in this Update affect a wide variety of Topics in the Codification and apply to all reporting entities within the scope of the affected accounting guidance. ASU 2020-10 is effective for annual periods beginning after December 15, 2020 for public business entities. Early application is permitted. The amendments in this Update should be applied retrospectively. The adoption of 2020-10 is not expected to have a material impact on the Group’s disclosures.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.